Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2012
Weighted average assumptions used to estimate fair value of options granted
Expected dividend yield	0.00%
Stock options [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	292.52%
Expected life of option	5 years 11 months 16 days
Risk free interest rate	0.98%
Expected dividend yield	0.00%